FINANCIAL INSTRUMENTS - Schedule of Quantitative Information of Significant Unobservable Inputs Used in Fair Value Measurements (Details) - Investments $ in Thousands	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	$ 0	$ 0	$ 242
Rx Hybrid Instrument | Fair value interest rate of loan and conversion feature
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Range of inputs	0.10
Rx Hybrid Instrument | Level 3 of fair value hierarchy
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	$ 0	$ 0